N-2 - $ / shares			3 Months Ended
		Apr. 21, 2026	Dec. 31, 2026	Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Cover [Abstract]
Entity Central Index Key		0001508655
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		Sixth Street Specialty Lending, Inc.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
The following table sets forth, for each fiscal quarter during the last three fiscal years and the first quarter of the current fiscal year, the NAV of the Company’s common stock, the range of high and low closing sales prices of its common stock as reported on the NYSE and the closing sales price as a premium (discount) to NAV. On March 31, 2026, the last reported closing sales price of the Company’s common stock on the NYSE was $18.38 per share, which represented a premium of approximately 8.2% to the NAV reported by the Company as of December 31, 2025.

		Price Range		High Sales Price to Net Asset	Low Sales Price to Net Asset	Cash dividends Per
	NAV	High	Low	Value (2)	Value (2)	Share (3)
Year ended December 31, 2023
First Quarter	$16.59	$19.54	$17.10	17.8%	3.1%	$0.55
Second Quarter	$16.74	$19.16	$17.55	14.5%	4.8%	$0.50
Third Quarter	$16.97	$20.90	$18.72	23.2%	10.3%	$0.52
Fourth Quarter	$17.04	$21.94	$19.05	28.8%	11.8%	$0.53
Year ended December 31, 2024
First Quarter	$17.17	$22.26	$20.53	29.6%	19.6%	$0.54
Second Quarter	$17.19	$22.01	$20.55	28.0%	19.5%	$0.52
Third Quarter	$17.12	$21.86	$19.97	27.7%	16.6%	$0.52
Fourth Quarter	$17.16	$21.60	$19.79	25.9%	15.3%	$0.51
Year ending December 31, 2025
First Quarter	$17.04	$23.51	$20.96	38.0%	23.0%	$0.53
Second Quarter	$17.17	$23.81	$19.16	38.7%	11.6%	$0.52
Third Quarter	$17.14	$25.10	$22.65	46.4%	32.1%	$0.51
Fourth Quarter	$16.98	$22.89	$20.71	34.8%	22.0%	$0.49
Year ending December 31, 2026
First Quarter	*			*	*

(1)
NAV is determined as of the last day in the relevant quarter and therefore may not reflect NAV on the date of the high and low closing sales prices. The NAVs shown are based on outstanding shares at the end of the relevant quarter.

(2)	Calculated as the respective high or low closing sales price less NAV, divided by NAV (in each case, as of the applicable quarter). Does not reflect intraday trading prices.
(3)	Represents the dividend or distribution declared in the relevant quarter.
*
NAV has not yet been calculated for this period. NAV for the first quarter of 2026 will be available with the filing of the Company’s Quarterly Report on Form
10-Q
for such quarter, which the Company estimates will be filed on or about May 5, 2026.

Lowest Price or Bid			$ 20.71	$ 22.65	$ 19.16	$ 20.96	$ 19.79	$ 19.97	$ 20.55	$ 20.53	$ 19.05	$ 18.72	$ 17.55	$ 17.1
Highest Price or Bid			$ 22.89	$ 25.1	$ 23.81	$ 23.51	$ 21.6	$ 21.86	$ 22.01	$ 22.26	$ 21.94	$ 20.9	$ 19.16	$ 19.54
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[1]		34.80%	46.40%	38.70%	38.00%	25.90%	27.70%	28.00%	29.60%	28.80%	23.20%	14.50%	17.80%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[1]		22.00%	32.10%	11.60%	23.00%	15.30%	16.60%	19.50%	19.60%	11.80%	10.30%	4.80%	3.10%
Share Price		$ 18.38
NAV Per Share			$ 16.98	$ 17.14	$ 17.17	$ 17.04	$ 17.16	$ 17.12	$ 17.19	$ 17.17	$ 17.04	$ 16.97	$ 16.74	$ 16.59
Latest Premium (Discount) to NAV [Percent]		8.20%

[1]	Calculated as the respective high or low closing sales price less NAV, divided by NAV (in each case, as of the applicable quarter). Does not reflect intraday trading prices.